Annual Total Returns- JPMorgan SmartSpending 2015 Fund (I Shares) [BarChart] - I Shares - JPMorgan SmartSpending 2015 Fund - Class I	2017	2018	2019	2020
Total	11.12%	(3.50%)	11.85%	4.62%